Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2023
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Office space and garage	Office equipment	Vehicles	Total
	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	341,591	3,315	102,057	446,963
Disposals	(341,591)	(3,315)	(102,057)	(446,963)
At June 30, 2023	-	-	-	-

Accumulated depreciation:
At December 31, 2022	106,815	842	50,917	158,574
Depreciation on disposal	(106,815)	(842)	(50,917)	(158,574)
At June 30, 2023	-	-	-	-

Carrying amount:
At December 31, 2022	234,776	2,473	51,140	288,389
At June 30, 2022	267,509	2,803	74,637	344,949
At June 30, 2023	-	-	-	-

Schedule of Amount Recognized in Profit and Loss	Amount recognized in profit and loss
	June 30, 2023	December 31, 2022
	EUR	EUR
Depreciation expense on right-of-use assets	44,773	92,293
Interest expense on lease liabilities	1,392	3,680
Expenses relating to lease of short-term leases	1,623	2,951